Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 1,560,200	¥ 1,276,400	¥ 1,152,900
Others	72,000	55,400	28,500
Profit before tax	1,207,789	1,261,876	676,464
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(274,000)	(210,200)	(274,400)
Gains on equity instruments	249,800	155,900	209,100
Extraordinary gains or losses and others	(193,700)	(123,600)	(158,000)
Profit before tax under Japanese GAAP	1,342,300	1,098,500	929,600
Scope of consolidation	7,400	4,900	3,000
Derivative financial instruments	(111,600)	374,000	136,900
Investment securities	(43,400)	(147,000)	(189,200)
Loans and advances	2,400	13,600	(54,400)
Investments in associates and joint ventures	(20,200)	(10,600)	(61,500)
Property, plant and equipment	22,700	1,600	9,000
Lease accounting	(1,900)	(500)	(900)
Defined benefit plans	(53,800)	(60,700)	(67,000)
Foreign currency translation	(32,200)	6,600	(40,700)
Classification of equity and liability	18,900	11,300	10,900
Others	¥ 77,200	¥ (29,800)	¥ 800